History and activity of the Company - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 15, 2024 $ / shares shares	Feb. 08, 2024 MXN ($) $ / shares shares	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2024 MXN ($) Stores shares	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2022 MXN ($) shares	Jan. 29, 2024 shares	Oct. 25, 2023 Stores
History and activity of the company [line items]
Number of shares issued | shares			28,050,087		28,050,087	28,050,087	84,150,261
Number of shares sold | shares	5,610,098
Cost of sales on inventory obsolescence				$ 48,062,913	$ 37,038,542	$ 27,655,643
Class A Common Shares
History and activity of the company [line items]
Number of shares issued | shares		28,050,491		38,709,677
Initial Public Offering Price | $ / shares	$ 17.5	$ 17.5
Proceeds from issue of ordinary shares		$ 7,812,065
Number of shares sold | shares	5,049,088
Hurricane Otis
History and activity of the company [line items]
Number of stores operated | Stores				54
Number of stores closed | Stores								51
Impairment loss recognized as other expenses			$ 42,422	$ 42,422
Expenses related to theft, debris removal and equipment repairs				7,598
Cost of sales on inventory obsolescence				$ 30,409
Mexican Subsidiaries
History and activity of the company [line items]
Number of stores operated | Stores				2,772
Bolton Partners Ltd.
History and activity of the company [line items]
Proportion of ownership interest in subsidiary				11.60%
Percentage of voting rights				46.40%